Putnam Sustainable Retirement 2060 Fund
The fund's portfolio
4/30/24 (Unaudited)

EQUITY INVESTMENT COMPANIES (92.1%)(a)
	Shares	Value
Putnam PanAgora ESG Emerging Markets Equity ETF(AFF)	72,027	$1,481,487
Putnam PanAgora ESG International Equity ETF(AFF)	234,663	5,236,364
Putnam Sustainable Future ETF(AFF)	296,468	6,802,399
Putnam Sustainable Leaders ETF(AFF)	476,704	14,040,982

Total equity investment companies (cost $24,332,695)		$27,561,232

FIXED INCOME INVESTMENT COMPANIES (7.0%)(a)
	Shares	Value
Putnam ESG Core Bond ETF(AFF)	31,957	$1,506,185
Putnam ESG High Yield ETF(AFF)	10,344	518,028
Putnam ESG Ultra Short ETF(AFF)	1,364	68,780

Total fixed income investment companies (cost $2,126,821)		$2,092,993

SHORT-TERM INVESTMENTS (0.7%)(a)
	Shares	Value
Putnam Government Money Market Fund Class G 5.04%(AFF)	200,454	$200,454

Total short-term investments (cost $200,454)		$200,454
TOTAL INVESTMENTS

Total investments (cost $26,659,970)		$29,854,679

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(a)	Percentages indicated are based on net assets of $29,940,133.
	Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
							Valuation inputs
	Investments in securities:						Level 1	Level 2	Level 3
	Equity Investment Companies						$27,561,232	$—	$—
	Fixed Income Investment Companies						2,092,993	—	—
	Short-Term Investments						200,454	—	—

	Totals by level						$29,854,679	$—	$—
	Affiliated transactions
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
	Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 04/30/24	Fair value as of 4/30/24
	Putnam PanAgora ESG Emerging Markets Equity ETF	$797,989	$911,407	$236,793	$18,248	$—	$(8,419)	$17,303	72,027	$1,481,487
	Putnam PanAgora ESG International Equity ETF	2,845,835	3,080,531	866,536	113,217	—	16,224	160,310	234,663	5,236,364
	Putnam Sustainable Future ETF	3,816,898	3,773,744	1,491,580	—	—	159,921	543,416	296,468	6,802,399
	Putnam Sustainable Leaders ETF	7,607,099	7,690,171	2,855,959	53,376	—	380,017	1,219,654	476,704	14,040,982
	Putnam ESG Core Bond ETF	742,669	1,295,528	494,940	33,917	437	(14,002)	(23,070)	31,957	1,506,185
	Putnam ESG High Yield ETF	255,934	347,152	82,491	19,678	—	(942)	(1,625)	10,344	518,028
	Putnam ESG Ultra Short ETF	253,160	272,260	456,306	8,903	—	46	(380)	1,364	68,780
	Putnam Government Money Market Fund Class G*	—	9,234,641	9,034,187	3,912	—	—	—	200,454	200,454
	Putnam Government Money Market Fund Class P*	48,626	137,299	185,925	403	—	—	—	—	—

	Totals	$16,368,210	$26,742,733	$15,704,717	$251,654	$437	$532,845	$1,915,608		$29,854,679
	* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund.
	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com